STOCK WARRANTS AND STOCK OPTIONS (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	May 04, 2020	Aug. 08, 2019	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 12, 2022	Oct. 31, 2021	Sep. 30, 2021	Sep. 28, 2021	Aug. 17, 2021	May 31, 2021	Mar. 31, 2021	Oct. 31, 2020	Jun. 05, 2020	Oct. 25, 2019	Oct. 24, 2019	Jan. 25, 2019
Number Of Warrants Outstanding		48,106		48,106	48,106
Exercise Price Of Warrants		$ 3.118125
Convertible Preferred Stock Shares Sold		1,000,000
Investor Relationship Service, Description	Under the terms of the agreement, the Company issued warrants to purchase up to 40,000 shares of our common stock at an exercise price of $6.00 per share. The warrants expire five years after the date of issuance. Approximately $220,000 of expense was recognized for the warrants issued for the services provide by the vendor.	Under the terms of the agreement, the Company issued warrants to purchase up to 120,000 shares of our common stock at an exercise price of $2.00 per share. The warrants expire five years after the date of issuance. Approximately $220,000 of expense was recognized for the warrants issued for the services provide by the vendor.
Warrants Purchased	106,667			250,000
Warrants Exercise Price														$ 1.50
General And Administrative Expense				$ 3,882,706	$ 2,003,107
Stock-based Compensation Expense				473,748	273,443
Restricted Stock Units [Member]
Total Compensation Cost Not Yet Recognized				932,493
Common Stock Issued For Rsus Vested						16,667
Granted Service-based Rsus													55,000
Performance Based Rsus			50,000
Performance Based Rsus Vesting Period			In November 2020, the Company granted 16,667 performance based RSUs to a consultant vesting over a period of one year.
Granted Service Based Rsus To Executive Officer							16,667	41,919			3,333
Granted Service Based Rsus To Legal Counsel								50,000
Stock-based Compensation Expense				364,057
Weighted Average Fair Value Of Rsus Granted				$ 669,750	$ 626,800
Outstanding Executive Officers Stock Options Exercisable				832,482	689,517
Outstanding Executive Officers Stock Options Exercisable Per Share				$ 10.14	$ 0.79023
Weighted Average Remaining Contractual Life				6 years 10 months 24 days	8 years 8 months 12 days
Remaining Weighted Average Vesting Period				1 year
Unvested Rsus Granted To Executive Officers				61,919
Options Acquire Shares Of Common Stock																	8,018
Options Acquire Shares Of Common Stock Exercise Price																	$ 0.2635
Options Acquire Shares Of Common Stock Exercise Price Description				The stock options have an exercise price of $0.7905 and vest quarterly over a one-year period commencing January 1, 2020. The stock options have a five-year term.
Vested Options Exercised				8,018
Options To Acquire Shares Of Common Stock															8,018
Options To Acquire Shares Of Common Stock Exercise Price															$ 0.7905
Options To Acquire Shares Forfeited															8,018
Restricted Stock Units [Member] | Officer [Member]
Stock Options Vested				254,783	137,191
Stock Options Acquire Shares Of Common Stock															352,776
Stock Options Acquire Shares Of Common Stock Exercise Price															$ 0.7905
Employment Agreement Term				The stock options vest in 36 equal monthly installments of 9,799 shares during the term of his Employment Agreement.
Rsus Granted								20,959
Rsus Granted Per Share								$ 8.85
Restricted Stock Units [Member] | Chief Revenue Officer [Member]
Stock Options To Acquire Shares Of Common Stock															240,529
Stock Options Vested				253,892	173,715
Rsus Granted								20,959
Stock Options To Acquire Shares Of Common Stock Per Share															$ 0.7905
Additional Option Shares															80,176
Pre-vesting Option Shares															66,813
Pre-vesting Option Shares Remaining															13,363
Weighted Average Fair Value Grant Date															$ 8.85
Employment Agreement Description				The stock options vest in 36 equal monthly installments of 6,681 shares during the three-year term of his Employment Agreement.
Restricted Stock Units [Member] | Executive Vice President [Member]
Stock Options To Acquire Shares Of Common Stock										33,333	33,333
Stock Options Vested				12,500
Stock Options To Acquire Shares Of Common Stock Per Share										$ 9.21
Stock Options To Acquire Shares Of Common Stock Rsu										16,667
Weighted Average Fair Value At Grant Date										$ 8.40
Stock Options To Acquire Share Of Common Stock Per Share											$ 3.38
Stock Options To Acquire Share Of Common Stock Excercise											$ 10.14
Stock Options To Acquire Share Of Common Stock Rsu											3,333
Weighted Average Fair Value Per Share											$ 10.14
Restricted Stock Units [Member] | Executive Vice Presidentof Salesand Marketingand Revenue Officer [Member]
Stock Options Vested				10,417
Options To Acquire Shares Of Common Stock				83,333
Options To Acquire Shares Of Common Stock Exercise Price				$ 9.21
Total Compensation Cost Not Yet Recognized Period For Recognition				1 year
Stock Warrant [Member]
Number Of Warrants Outstanding				47,687	106,667
Common Stock Purchase									406,504			334,167
Common Stock Purchase Per Share									$ 6			$ 9
Outstanding Balance Of All Non-employee Stock Warrants				836,464	194,772
Non-employee Detached Free-standing Stock Warrants Granted				740,671	146,667
Fair Value Of Non-employee Stock Warrants Granted				$ 1,939,756	$ 915,124
Common Stock For Issuance Stock Options And Restricted Stock Units																1,282,823
Number Of Authorized Shares																1,282,823
Authorization Of Shares Of Common Stock																1,733,333
Stock Options [Member]
Stock Options To Acquire Shares Of Common Stock				1,036,587	840,641
Vested Shares				618,840	400,723
Non-vested Shares				417,747	439,918
Granted Stock Options To Acquire Shares Of Common Stock				386,667
Common Stock Exercise Prices Range				$8.31 to $10.74
Stock Options Vest				over 6 months to 3-year terms
Fair Value Of Options Granted				$ 3,074,000
Stock Options Vested				42,227
General And Administrative Expense				$ 723,261	$ 239,478
Unrecognized Compensation Expense				$ 2,200,000
Share-based Awards To Be Recognized				five months to three years